UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09833
Investment Company Act File Number

Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31, 2009
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Investment Grade Income Portfolio	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 27.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 0.2%
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	$460	$367,915

		$367,915

Appliances — 0.2%
Whirlpool Corp., 6.125%, 6/15/11	$320	$289,070

		$289,070

Banks — 2.1%
Bank of America Corp., 5.49%, 3/15/19	$750	$443,944
Goldman Sachs Group, Inc., 6.15%, 4/1/18	865	791,427
JPMorgan Chase & Co., 5.15%, 10/1/15	300	264,818
Morgan Stanley, MTN, 6.625%, 4/1/18	840	802,272
Wachovia Corp., MTN, 5.50%, 5/1/13	780	719,841

		$3,022,302

Beverages — 1.5%
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	$205	$170,623
Bottling Group LLC, 6.95%, 3/15/14	1,040	1,183,767
Diageo Capital PLC, 7.375%, 1/15/14	510	560,911
Miller Brewing Co., 5.50%, 8/15/13(1)	365	351,887

		$2,267,188

Broadcasting and Cable — 0.8%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$748,466
Time Warner Cable, Inc., 8.75%, 2/14/19	360	382,893

		$1,131,359

Building and Development — 0.0%
K. Hovnanian Enterprises, 6.50%, 1/15/14	$300	$84,000

		$84,000

Chemicals — 0.6%
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	$870	$858,537

		$858,537

Communications Services — 0.5%
AT&T Inc., 4.85%, 2/15/14	$165	$166,750
AT&T Inc., 6.70%, 11/15/13	475	507,830

		$674,580

Computers — 0.3%
Hewlett-Packard Co., 4.50%, 3/1/13	$505	$519,800

		$519,800

	Principal
	Amount
Security	(000’s omitted)	Value

Diversified Manufacturing — 0.9%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$57,577
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,314,802

		$1,372,379

Drugs — 0.9%
Abbott Laboratories, 6.00%, 4/1/39	$420	$419,071
McKesson Corp., 6.50%, 2/15/14	340	352,041
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	355,569
Novartis Capital Corp., 4.125%, 2/10/14	145	148,337

		$1,275,018

Financial Services — 6.7%
American Express Credit Corp., 7.30%, 8/20/13	$465	$432,031
American General Finance Corp., MTN, 5.40%, 12/1/15	1,475	546,324
Associates Corp., N.A., 5.96%, 5/15/37	30	29,930
Bear Stearns Co., Inc., 7.25%, 2/1/18	735	760,279
CIT Group, Inc., 5.80%, 10/1/36	215	118,603
CIT Group, Inc., 12.00%, 12/18/18(1)	330	191,839
Citigroup, Inc., 6.125%, 5/15/18	745	644,110
Citigroup, Inc., FDIC, 2.875%, 12/9/11	2,000	2,058,336
Countrywide Home Loans, Inc., MTN, 4.125%, 9/15/09	1,100	1,087,117
General Electric Capital Corp., 5.625%, 5/1/18	1,670	1,454,577
General Electric Capital Corp., MTN, 0.00%, 5/28/36(2)	540	535,275
HSBC Finance Corp., 5.25%, 1/14/11	775	664,632
IBM International Group Capital, 5.05%, 10/22/12	320	338,559
Merrill Lynch & Co., 5.70%, 5/2/17	785	465,465
Western Union Co., 6.50%, 2/26/14	410	418,469

		$9,745,546

Foods — 3.3%
Campbell Soup Co., 4.50%, 2/15/19	$245	$244,686
ConAgra Foods, Inc., 6.70%, 8/1/27	1,225	1,232,399
Kraft Foods, Inc., 6.875%, 1/26/39	650	640,195
Kroger Co., 6.80%, 4/1/11	595	628,912
McDonald’s Corp., 5.80%, 10/15/17	865	931,554
Safeway, Inc., 6.25%, 3/15/14	365	383,412
Yum! Brands, Inc., 6.25%, 3/15/18	830	775,223

		$4,836,381

Gas — 1.1%
Northwest Natural Gas, MTN, 6.65%, 11/10/27	$1,570	$1,594,710

		$1,594,710

Health Services — 0.4%
Laboratory Corp. of America, 5.50%, 2/1/13	$545	$524,515

		$524,515

	Principal
	Amount
Security	(000’s omitted)	Value

Insurance — 1.1%
Prudential Financial, Inc., MTN, 6.00%, 12/1/17	$1,105	$730,848
The Travelers Cos, Inc., 5.80%, 5/15/18	875	850,464

		$1,581,312

Lodging and Gaming — 0.1%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$124,500

		$124,500

Medical Products — 0.7%
Beckman Coulter, Inc., 7.05%, 6/1/26	$1,200	$1,037,874

		$1,037,874

Oil and Gas-Equipment and Services — 1.0%
Marathon Oil Corp., 6.50%, 2/15/14	$90	$91,470
Marathon Oil Corp., 7.50%, 2/15/19	215	216,984
Shell International Finance, 4.00%, 3/21/14	430	436,521
Transocean Inc., 7.375%, 4/15/18	650	668,392

		$1,413,367

Pipelines — 0.4%
Kinder Morgan Energy Partners L.P., 5.85%, 9/15/12	$640	$632,511

		$632,511

Retail-Drug Stores — 0.6%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$625,105
Walgreen Co., 5.25%, 1/15/19	240	241,165

		$866,270

Retail-Specialty and Apparel — 0.9%
Costco Wholesale Corp., 5.50%, 3/15/17	$730	$770,887
Staples, Inc., 9.75%, 1/15/14	520	544,885

		$1,315,772

Software — 0.4%
Oracle Corp., 6.50%, 4/15/38	$600	$600,370

		$600,370

Tobacco — 0.9%
Altria Group, Inc., 9.95%, 11/10/38	$440	$440,121
Philip Morris International, Inc., 5.65%, 5/16/18	870	865,961

		$1,306,082

Transport-Services — 0.4%
United Parcel Service, Inc., 3.875%, 4/1/14	$525	$526,877

		$526,877

	Principal
	Amount
Security	(000’s omitted)	Value

Utilities — 1.2%
Dominion Resources, Inc., 8.875%, 1/15/19	$485	$549,988
Georgia Power Co., 5.70%, 6/1/17	565	585,030
Southern California Edison Co., 4.15%, 9/15/14	150	152,169
Southern California Edison Co., 6.05%, 3/15/39	490	490,318

		$1,777,505

Total Corporate Bonds (identified cost $42,440,081)		$39,745,740

Agency Mortgage-Backed Securities — 34.6%

	Principal
	Amount
Security	(000’s omitted)	Value

FHLMC, Gold Pool #B10129, 3.50%, 10/1/18	$575	$564,048
FHLMC, Gold Pool #E00421, 6.00%, 3/1/11	34	35,508
FHLMC, Gold Pool #E00598, 5.50%, 12/1/13	328	343,059
FHLMC, Gold Pool #E00617, 5.50%, 1/1/14	542	566,377
FHLMC, Gold Pool #G04309, 5.50%, 5/1/38	8,076	8,391,269
FHLMC, Gold Pool #G18176, 5.00%, 4/1/22	3,475	3,609,242
FHLMC, PAC CMO, Series 1758, Class G, 5.50%, 10/15/09(4)	0	225
FHLMC, PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	335	339,888
FHLMC, PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	266	273,289
FNMA, Pool #256673, 5.50%, 4/1/37	5,949	6,183,764
FNMA, Pool #257169, 4.50%, 3/1/38	4,307	4,404,611
FNMA, Pool #448183, 5.50%, 10/1/13	57	59,854
FNMA, Pool #535454, 6.00%, 2/1/15	119	124,457
FNMA, Pool #545937, 6.00%, 6/1/14	103	108,136
FNMA, Pool #545948, 6.00%, 12/1/14	77	80,278
FNMA, Pool #888222, 6.00%, 2/1/37	8,560	8,956,696
FNMA, Pool #889040, 5.00%, 6/1/37	3,173	3,278,517
FNMA, Pool #918109, 5.00%, 5/1/37	6,737	6,959,974
FNMA, Pool #929009, 6.00%, 1/1/38	4,894	5,119,982
GNMA, PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	811	861,709
GNMA, Pool #781412, 6.50%, 2/15/17	324	343,253

Total Agency Mortgage-Backed Securities (identified cost $48,076,301)		$50,604,136

Commercial Mortgage-Backed Securities — 5.6%

	Principal
	Amount
Security	(000’s omitted)	Value

GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	$426	$418,757
GSMS, Series 2001-Rock, Class A2FL, 0.855%, 5/3/18(1)(2)(3)	2,000	1,950,482
L-UCMT, Series 2002-C4, Class A3, 4.071%, 9/15/26	328	318,968
L-UCMT, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	755,183
L-UCMT, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	855,424
MLMT, Series 2003-Key1, Class A3, 4.893%, 11/12/35	1,405	1,332,195
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	616,448
NASC, Series 1998-D6, Class A1B, 6.59%, 3/15/30	26	25,912
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	839	801,385
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,075,178

Total Commercial Mortgage-Backed Securities (identified cost $9,239,079)		$8,149,932

Asset-Backed Securities — 1.6%

	Principal
	Amount
Security	(000’s omitted)	Value

CHAIT, Series 2007-A15, Class A, 4.96%, 9/17/12	$1,105	$1,119,627
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	600	589,948
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	559,529

Total Asset-Backed Securities (identified cost $2,304,613)		$2,269,104

U.S. Government Agency Bonds — 7.9%

	Principal
	Amount
Security	(000’s omitted)	Value

FHLB, 2.25%, 4/13/12	$4,140	$4,176,048
FNMA, 4.125%, 4/15/14	3,000	3,226,851
FNMA, 4.75%, 11/19/12	2,750	3,017,421
FNMA, 4.875%, 12/15/16	1,065	1,179,375

Total U.S. Government Agency Bonds (identified cost $10,977,775)		$11,599,695

U.S. Treasury Obligations — 18.8%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 4.50%, 2/15/36	$3,500	$4,033,753
U.S. Treasury Bond, 6.375%, 8/15/27	8,000	11,025,000
U.S. Treasury Note, 0.875%, 1/31/11	2,000	2,005,006
U.S. Treasury Note, 1.50%, 12/31/13	500	498,907
U.S. Treasury Note, 1.75%, 11/15/11	315	321,203
U.S. Treasury Note, 3.875%, 10/31/12	1,100	1,198,657
U.S. Treasury Note, 4.25%, 8/15/13	30	33,623
U.S. Treasury Note, 4.625%, 2/15/17	7,185	8,350,321

Total U.S. Treasury Obligations (identified cost $24,148,989)		$27,466,470

Preferred Securities — 1.1%

Security	Shares	Value

Banks — 0.4%
Bank of America Corp., Series I, 6.625%	30,000	$279,000
PNC Financial Services Group, Inc., Series F, 9.875%(2)	17,000	310,080

		$589,080

Diversified Financial Services — 0.4%
PPTT, 2006-A GS, Class A, 5.875%(1)(2)	8,000	$554,225

		$554,225

Insurance — 0.3%
RAM Holdings, Ltd., Series A, 7.50%(2)	2,000	$432,000

		$432,000

Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50%(1)	21,150	$211

		$211

Total Preferred Stocks (identified cost $4,034,443)		$1,575,516

Interest Rate Swaptions — 0.0%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA and pay 5.81%	2/11/10	$6,000,000	$19,860

Total Interest Rate Swaptions (identified cost $178,811)			$19,860

Short-Term Investments — 2.5%

	Interest/
	Principal Amount
Description	(000’s omitted)	Value

Cash Management Portfolio, 0.07%(5)	$3,021	$3,020,544

Eaton Vance Cash Collateral Fund, LLC, 0.85%(5)	3	3,061

General Electric Capital Corp., MTN, 3.125%, 4/1/09	650	650,000

Total Short-Term Investments (identified cost $3,696,336)		$3,673,605

Total Investments — 99.3% (identified cost $145,096,428)		$145,104,058

Other Assets, Less Liabilities — 0.7%		$1,044,131

Net Assets — 100.0%		$146,148,189

CHAIT	-	Chase Issuance Trust
CMO	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)
GECMC	-	General Electric Commercial Mortgage Corporation
GNMA	-	Government National Mortgage Association (Ginnie Mae)
GSMS	-	GS Mortgage Securities Corporation II
HAROT	-	Honda Auto Receivables Owner Trust
HART	-	Hyundai Auto Receivables Trust
L-UCMT	-	LB-UBS Commercial Mortgage Trust
MLMT	-	Merrill Lynch Mortgage Trust
MTN	-	Medium-Term Note
NASC	-	Nomura Asset Securities Corporation
PAC	-	Planned Amortization Class
PPTT	-	Preferred Pass-Through Trust 2006
WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of the securities is $3,048,644 or 2.1% of the Portfolio’s net assets.
(2)		Variable rate security. The stated interest rate represents the rate in effect at March 31, 2009.
(3)		Private placement security that may be resold to qualified investors.
(4)		Principal amount is less than $1,000.
(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2009. At March 31, 2009, Eaton Vance Cash Collateral Fund, LLC valued its investments based on available market quotations. Income earned from the investment in Eaton Vance Cash Collateral Fund, LLC and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended March 31, 2009 were $38 and $2,462, respectively.

A summary of financial instruments outstanding at March 31, 2009 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount	Annual	Termination	Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)**	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/1/10	A1/A	$2,000	0.350%	6/20/2011	$(98,316)
HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	Ba3/BB	1,000	0.880	6/20/2012	(63,900)

						$(162,216)

Credit Default Swaps — Buy Protection

		Notional	Pay
		Amount	Annual	Termination	Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/2011	$66,767

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At March 31, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At March 31, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no benefits from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

The Portfolio is also subject to interest rate risk exposure in the normal course of pursuing its investment objective. Because the Portfolio holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk, the Portfolio may purchase interest rate swaptions, which give the Portfolio the right, but not the obligation, to enter into interest rate swap contracts. The Portfolio’s maximum risk of loss from purchased swaptions is the premium paid.

At March 31, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position was as follows:

Derivatives not accounted	Asset	Liability
for as hedging instruments	Derivatives	Derivatives
under FASB Statement No. 133	Fair Value	Fair Value
Interest Rate Contracts	$19,860	$—
Credit Contracts	$66,767	$162,216

Total	$86,627	$162,216

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$144,849,044

Gross unrealized appreciation	$7,602,009
Gross unrealized depreciation	(7,346,995)

Net unrealized appreciation	$255,014

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$4,044,685	$—
Level 2	Other Significant Observable Inputs	141,059,373	(95,449)
Level 3	Significant Unobservable Inputs	—	—

Total		$145,104,058	$(95,449)

*	Other financial instruments are swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Duke E. Laflamme

Duke E. Laflamme
President

Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duke E. Laflamme

Duke E. Laflamme
President

Date:	May 19, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 19, 2009